Brown Advisory Sustainable Bond Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 38.0%
4,735,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/2028	4,365,146
2,645,000	Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030	2,928,245
2,970,000	American Tower Corp.	3.13%	01/15/2027	2,902,329
3,065,000	Amphenol Corp.	2.80%	02/15/2030	2,909,956
4,625,000	Aptiv PLC / Aptiv Corp.	3.25%	03/01/2032	4,390,053
3,065,000	Bank of America Corp. (Fixed until 09/25/2024, then SOFR + 0.91%)	0.98%	09/25/2025	2,906,654
5,120,000	Brunswick Corp.	2.40%	08/18/2031	4,345,298
2,925,000	Citigroup, Inc. (Fixed until 05/15/2023, then SOFR + 1.67%)	1.68%	05/15/2024	2,903,812
1,570,000	Clearway Energy Operating LLC^	3.75%	02/15/2031	1,471,514
2,399,000	Conservation Fund	3.47%	12/15/2029	2,399,651
1,455,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	1,452,230
1,555,000	Crowdstrike Holdings, Inc.	3.00%	02/15/2029	1,430,460
3,045,000	Crown Castle International Corp.	3.30%	07/01/2030	2,917,526
4,130,000	CVS Health Corp.	4.30%	03/25/2028	4,334,627
3,300,000	Enel Finance International NV^	2.25%	07/12/2031	2,928,406
3,055,000	Equinix, Inc.	3.20%	11/18/2029	2,932,634
765,000	Ford Foundation	2.42%	06/01/2050	632,720
1,640,000	Ford Motor Co.	3.25%	02/12/2032	1,465,045
2,940,000	Fortis, Inc.	3.06%	10/04/2026	2,913,434
1,430,000	Graphic Packaging International LLC^	4.75%	07/15/2027	1,448,004
4,340,000	Hasbro, Inc.	3.90%	11/19/2029	4,362,150
1,498,000	Hawaiian Brand Intellectual Property, Ltd.^	5.75%	01/20/2026	1,500,831
2,830,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	2,888,066
1,000,000	KeHE Distributors LLC^	8.63%	10/15/2026	1,063,165
1,360,000	Land O'Lakes, Inc.^	7.25%	07/14/2027	1,445,646
1,605,000	LBM Acquisition LLC^	6.25%	01/15/2029	1,505,338
2,805,000	Marriott International, Inc.	4.65%	12/01/2028	2,893,153
2,755,000	Marvell Technology, Inc.	4.88%	06/22/2028	2,893,497
1,700,000	Mauser Packaging Solutions Holding Co.^	7.25%	04/15/2025	1,686,910
4,835,000	Micron Technology, Inc.	2.70%	04/15/2032	4,384,692
1,480,000	Novelis Corp.^	4.75%	01/30/2030	1,439,640
2,885,000	NXP BV^	3.88%	06/18/2026	2,903,842
1,535,000	Option Care Health, Inc.^	4.38%	10/31/2029	1,441,879
3,305,000	PerkinElmer, Inc.	2.25%	09/15/2031	2,927,187
3,235,000	Physicians Realty LP	2.63%	11/01/2031	2,924,708
2,830,000	PVH Corp.	4.63%	07/10/2025	2,893,507
1,675,000	Rackspace Technology Global, Inc.^	5.38%	12/01/2028	1,455,676
3,230,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	2,920,000
900,000	Trustees of the University of Pennsylvania	4.01%	08/15/2047	926,566
4,210,000	Verizon Communications, Inc.	3.88%	02/08/2029	4,385,143
4,605,000	VF Corp.	2.95%	04/23/2030	4,367,566
3,250,000	VMware, Inc.	1.80%	08/15/2028	2,894,708
2,820,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	2,890,001
1,485,000	Wyndham Hotels & Resorts, Inc.^	4.38%	08/15/2028	1,427,018
Total Corporate Bonds & Notes (Cost $120,643,234)				114,398,633

Mortgage Backed Securities - 35.5%
4,566,200	BX Commercial Mortgage Trust, Series 2021-VOLT D (1 Month LIBOR USD + 1.65%)^	2.05%	09/15/2036	4,412,691
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	1.65%	12/15/2037	493,827
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	1.85%	12/15/2037	492,898
600,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	1.70%	12/15/2031	582,580
500,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.83%	05/15/2036	495,334
1,350,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	2.00%	05/15/2036	1,336,225
2,200,000	FHLMC, Pool# WN-1090	2.15%	02/01/2031	2,077,003
1,119,038	FHLMC, Pool# QC-5510	3.50%	07/01/2051	1,123,425
5,605,536	FHLMC, Pool# RA-6064	2.50%	09/01/2051	5,449,057
150,802	FHLMC STACR, Series 2015-HQ2 M3 (1 Month LIBOR USD + 3.25%)	3.71%	05/27/2025	150,883
98,397	FHMS, Series K-W01 A1	2.59%	05/25/2025	98,552
600,000	FHMS, Series K-G01 A7	2.88%	04/25/2026	602,026
568,296	FHMS, Series K-W03 X1#~	0.84%	06/25/2027	17,562
300,000	FHMS, Series K-W03 A2#	3.02%	06/25/2027	302,659
624,640	FHMS, Series Q-006 APT1#	2.89%	04/25/2028	624,585
5,490,796	FHMS, Series K-G01 X1#~	0.97%	04/25/2029	263,016
6,250,000	FHMS, Series K-G02 X1#~	1.02%	08/25/2029	379,840
800,000	FHMS, Series K-G03 A2#	1.30%	06/25/2030	709,350
1,850,000	FHMS, Series K-G04 A2	1.49%	11/25/2030	1,658,873
125,890	FHMS, Series Q-010 APT1#	2.61%	04/25/2046	125,855
316,563	FHMS, Series Q-007 APT1#	2.99%	10/25/2047	317,565
660,232	FHMS, Series Q-013 APT1#	1.20%	05/25/2050	640,762
2,400,000	FNMA, Pool# BL3537	2.61%	08/01/2026	2,368,427
974,704	FNMA, Pool# AN6809	2.91%	09/01/2027	978,104
2,500,000	FNMA, Pool# AN8982	3.44%	05/01/2028	2,548,334
2,203,904	FNMA, Pool# AN0280	3.38%	11/01/2030	2,268,869
1,620,000	FNMA, Pool# BS4700	2.43%	02/01/2032	1,551,818
1,283,000	FNMA, Pool# BL7071	1.91%	06/01/2035	1,120,856
1,565,360	FNMA, Pool# AN4782	3.69%	02/01/2037	1,618,854
1,100,000	FNMA, Pool# AN0360	3.95%	12/01/2045	1,167,428
72,923	FNMA, Pool# BK5105	5.50%	05/01/2048	78,278
109,308	FNMA, Pool# BK8032	5.50%	06/01/2048	117,970
70,151	FNMA, Pool# BN0202	5.50%	09/01/2048	74,877
109,353	FNMA, Pool# BN4936	5.50%	12/01/2048	116,750
108,551	FNMA, Pool# BN4921	5.50%	01/01/2049	115,748
2,971,283	FNMA, Pool# FM8754	3.00%	09/01/2051	2,933,269
2,959,095	FNMA, Pool# FS0491	3.50%	01/01/2052	2,970,500
2,790,996	FNMA, Pool# MA4565	3.50%	03/01/2052	2,802,676
71,948	FNMA REMIC Trust, Series 2017-M2 A2#	2.80%	02/25/2027	72,662
723,496	FNMA REMIC Trust, Series 2017-M13 A2#	2.93%	09/25/2027	733,941
2,100,458	FNMA REMIC Trust, Series 2017-M15 ATS2#	3.16%	11/25/2027	2,112,966
1,930,000	FNMA REMIC Trust, Series 2019-M1 A2#	3.55%	09/25/2028	2,026,019
2,280,942	FNMA REMIC Trust, Series 2019-M22 A2	2.52%	08/27/2029	2,249,849
1,675,000	FREMF Mortgage Trust, Series 2019-KG01 B#^	4.17%	04/25/2029	1,635,991
1,000,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.05%	02/25/2051	1,010,377
1,250,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.02%	05/25/2052	1,262,124
2,570,000	FREMF Mortgage Trust, Series 2020-K737 B#^	3.30%	01/25/2053	2,508,211
700,502	GNMA, Pool# 781950X	4.50%	07/15/2035	754,046
811,486	GNMA, Pool# MA7106M	2.00%	01/20/2036	787,521
826,905	GNMA, Pool# MA7164M	2.00%	02/20/2036	803,949
3,302,877	GNMA, Pool# 783467X	4.00%	10/15/2041	3,498,728
1,320,798	GNMA, Pool# MA2754M	3.50%	04/20/2045	1,353,305
388,890	GNMA, Pool# MA7774M	6.00%	11/20/2051	431,622
653,703	GNMA REMIC Trust, Series 2020-167 EC	1.00%	02/20/2049	608,446
2,048,771	GNMA REMIC Trust, Series 2021-066 YM	3.50%	09/20/2049	2,030,144
197,591	GNMA REMIC Trust, Series 2019-152 LC	3.50%	10/20/2049	193,088
848,277	GNMA REMIC Trust, Series 2020-016 MD	2.75%	02/20/2050	822,687
1,376,143	GNMA REMIC Trust, Series 2021-066 QA	1.00%	03/20/2050	1,271,283
2,593,707	GNMA REMIC Trust, Series 2021-015 GC	1.00%	01/20/2051	2,373,873
1,845,333	GNMA REMIC Trust, Series 2021-074 HA	1.00%	04/20/2051	1,706,907
960,545	GNMA REMIC Trust, Series 2021-125 UL	1.50%	07/20/2051	893,512
951,575	GNMA REMIC Trust, Series 2021-136 BD	2.00%	08/20/2051	908,280
1,343,418	GNMA REMIC Trust, Series 2021-158 JD	1.50%	09/20/2051	1,230,979
2,419,701	GNMA REMIC Trust, Series 2021-160 DK	2.00%	09/20/2051	2,330,767
1,487,012	GNMA REMIC Trust, Series 2021-177 KD	2.00%	10/20/2051	1,430,256
1,990,129	GNMA REMIC Trust, Series 2022-009 CD	2.00%	01/20/2052	1,901,198
4,134,762	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	3,573,781
13,624,000	GNMA, 4.00%, Due TBA May	4.00%	05/15/2042	13,855,502
311,218	IMT Trust, Series 2017-APTS BFL (1 Month LIBOR USD + 0.95%)^	1.35%	06/15/2034	308,413
785,789	IMT Trust, Series 2017-APTS CFL (1 Month LIBOR USD + 1.10%)^	1.50%	06/15/2034	778,743
1,345,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	1.45%	05/15/2036	1,332,538
700,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	655,515
200,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	1.10%	11/15/2034	199,130
1,110,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	1.80%	11/15/2034	1,101,432
1,000,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC C^	3.40%	12/16/2038	962,818
Total Mortgage Backed Securities (Cost $110,952,168)				106,897,929

Asset Backed Securities - 9.0%
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	489,671
2,650,000	CNH Equipment Trust, Series 2021-C B	1.41%	04/16/2029	2,508,467
250,546	Dext ABS LLC, Series 2020-1 A^	1.46%	02/16/2027	249,235
905,838	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	886,631
330,000	Dext ABS LLC, Series 2021-1 B^	1.76%	02/15/2028	314,618
189,757	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	189,959
1,023,287	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	995,729
503,850	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	490,879
64,346	FREED ABS Trust, Series 2021-1CP A^	0.66%	03/20/2028	64,212
600,000	FREED ABS Trust, Series 2021-1CP B^	1.41%	03/20/2028	590,883
1,500,000	FREED ABS Trust, Series 2022-1FP C^	2.51%	03/19/2029	1,446,812
2,797,838	GoodLeap Sustainable Home Solutions Trust, Series 2021-4 A^	1.93%	07/20/2048	2,543,593
1,400,084	GoodLeap Sustainable Home Solutions Trust, Series 2021-5 A^	2.31%	10/20/2048	1,287,607
1,975,000	HPEFS Equipment Trust, Series 2021-2 B^	0.61%	09/20/2028	1,909,856
1,000,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	1,003,825
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	993,590
620,000	HPEFS Equipment Trust, Series 2021-1 TR^	1.03%	03/20/2031	591,260
475,079	Newtek Small Business Loan Trust, Series 2018-1 A (PRIME + -0.55%)^	2.95%	02/25/2044	473,482
193,595	NYCTL Trust, Series 2019-A A^	2.19%	11/10/2032	189,738
327,000	Oportun Funding XIII LLC, Series 2019-A A^	3.08%	08/08/2025	327,810
305,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	296,256
1,075,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	1,021,981
362,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	343,867
803,734	SoFi Consumer Loan Program Trust, Series 2021-1 A^	0.49%	09/25/2030	789,172
1,540,000	SoFi Consumer Loan Program Trust, Series 2021-1 B^	1.30%	09/25/2030	1,465,334
850,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	798,340
750,000	Tesla Auto Lease Trust, Series 2020-A A3^	0.68%	12/20/2023	745,201
750,000	Tesla Auto Lease Trust, Series 2020-A C^	1.68%	02/20/2024	744,733
525,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	507,969
1,125,000	Vantage Data Centers Issuer LLC, Series 2020-1A A2^	1.65%	09/15/2045	1,049,317
750,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	754,179
1,000,000	Verizon Owner Trust, Series 2019-B C	2.60%	12/20/2023	1,004,376
Total Asset Backed Securities (Cost $28,138,061)				27,068,582

Foreign Government Bonds - 5.2%
5,600,000	International Bank for Reconstruction & Development	0.63%	04/22/2025	5,289,912
3,920,000	International Finance Corp.	2.00%	10/24/2022	3,937,457
2,425,000	Korea Development Bank (3 Month LIBOR USD + 0.73%)	0.94%	07/06/2022	2,428,218
4,000,000	Kreditanstalt fuer Wiederaufbau	2.00%	09/29/2022	4,017,849
Total Foreign Government Bonds (Cost $16,038,318)				15,673,436

U.S. Treasury Notes - 2.9%
8,905,000	United States Treasury Note	0.13%	01/15/2024	8,575,411
Total U.S Treasury Notes (Cost $8,866,758)				8,575,411

Municipal Bonds - 3.7%
2,650,000	California Health Facilities Financing Authority	3.03%	06/01/2034	2,443,190
1,325,000	Colorado Health Facilities Authority	3.36%	12/01/2030	1,317,492
100,000	Honolulu, City & County Hawaii	3.00%	09/01/2027	100,167
30,000	Los Angeles California Community College District	6.60%	08/01/2042	42,152
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	447,368
15,000	Maryland Community Development Administration	3.24%	09/01/2048	15,046
2,175,000	Metropolitan Atlanta Rapid Transit Authority	2.41%	07/01/2033	2,016,888
3,300,000	Metropolitan Pier & Exposition Authority	3.96%	12/15/2026	3,309,741
1,000,000	New York City Housing Development Corp.	2.71%	08/01/2031	968,669
355,000	University of California	2.99%	05/15/2026	354,436
25,000	University of North Texas System	3.69%	04/15/2030	25,971
Total Municipal Bonds (Cost $11,385,335)				11,041,120

Shares/Par Value
Short-Term Investments - 5.0%
Money Market Funds - 4.9%
14,783,180	First American Government Obligations Fund - Class Z, 0.02%*			14,783,180
U.S. Treasury Bills - 0.1%
250,000	United States Treasury Bill, 04/14/2022, 0.12%†			249,986
Total Short-Term Investments (Cost $15,033,169)				15,033,166
Total Investments - 99.3% (Cost $311,057,043)				298,688,277
Other Assets in Excess of Liabilities - 0.7%				2,238,015
NET ASSETS - 100.0%				$300,926,292

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market fund, with a total market value of $14,783,180, was categorized as Level 1, while the Fund's investments in corporate bonds & notes, mortgage backed securities, asset backed securities, foreign government bonds, municipal bonds and U.S. Treasury Notes and Bills, with a total market value of $283,905,097, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Sustainable Bond Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures	72	06/21/2022	$11,158,472	$10,804,500	$(353,972)
U.S. Treasury Ultra Bond Futures	222	06/21/2022	40,892,266	39,321,750	(1,570,516)
			$52,050,738	$50,126,250	$(1,924,488)

Futures Contracts - Short
The Brown Advisory Sustainable Bond Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(170)	06/30/2022	$(20,066,132)	$(19,496,875)	$569,257
U.S. Treasury 10-Year Note Futures	(266)	06/21/2022	(33,683,360)	(32,684,750)	998,610
U.S. Treasury 10-Year Ultra Note Futures	(163)	06/21/2022	(22,726,588)	(22,081,406)	645,182
			$(76,476,080)	$(74,263,031)	$2,213,049

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.